Income Taxes - Summary of Change in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Beginning balance	$ 7,094	$ 83,680
Charged to costs and expenses	(1,423)	(75,407)	$ 2,649
Charged to additional paid-in capital		(1,854)
Charged to retained earnings		1,010
Charged to other comprehensive income	301	(335)
Ending balance	$ 5,972	$ 7,094	$ 83,680